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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05646

New Century Portfolios
(Exact name of registrant as specified in charter)

100 William Street, Suite 200 Wellesley, Massachusetts	02481
(Address of principal executive offices)	(Zip code)

Nicole M. Tremblay, Esq.

Weston Financial Group, Inc. 100 William Street, Suite 200 Wellesley, MA 02481
(Name and address of agent for service)

Registrant's telephone number, including area code:	(781) 235-7055

Date of fiscal year end:	October 31, 2016

Date of reporting period:	April 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

New Century Capital

New Century Balanced

New Century International

New Century Alternative Strategies

SEMI-ANNUAL REPORT

Six Months Ended April 30, 2016

(Unaudited)

100 William Street, Suite 200, Wellesley MA 02481    781-239-0445    888-639-0102    Fax 781-237-1635

contents

LETTER TO SHAREHOLDERS	2-5

NEW CENTURY PORTFOLIOS
New Century Capital Portfolio
Portfolio Information	6
Schedule of Investments	7-8
New Century Balanced Portfolio
Portfolio Information	9
Schedule of Investments	10-11
New Century International Portfolio
Portfolio Information	12
Schedule of Investments	13-14
New Century Alternative Strategies Portfolio
Portfolio Information	15
Schedule of Investments	16-17
Statements of Assets and Liabilities	18
Statements of Operations	19
Statements of Changes in Net Assets	20-23
Financial Highlights	24-27
Notes to Financial Statements	28-37
About Your Portfolios’ Expenses	38-39
Trustees’ Approval of Investment Advisory Agreements	40-42

LETTER TO SHAREHOLDERS	April, 2016

Embracing the Tortoise – Or, How I Learned to Love a New Normal Growth Rate

Dear Fellow Shareholders:

We are pleased to present our Semi-Annual Report for the six-month period ended April 30, 2016. This report presents important financial information for each of the New Century Portfolios (together, the “Portfolios” and each, a “Portfolio”). We invite you to visit our website at www.newcenturyportfolios.com for additional information.

We travel a fair amount meeting with individual and professional investors who have had the same questions on their mind recently: Why isn’t GDP growing faster? What are Central Banks going to do? Are you optimistic about investments currently? I always bring up the story of the Tortoise and the Hare, because investing is about being steady, yet opportunistic. We do not believe a dramatic equity surge is around the corner as corporate revenue growth remains sluggish. However, we see many reasons to continue to be optimistic about risk assets, including job growth, wage inflation, easy monetary policy, and further technological innovations. With valuations around historical average, we continue to focus on secular and dividend growth themes which emphasize revenue growth, free cash flow, and return of capital to shareholders as a good way to be positioned in the equity markets.

We look at the U.S. as having entered a new normal growth rate of 2% - 3% which is a very healthy growth rate for an economy facing a decreasing work force. In fact, the job strength of the overall economy and especially in areas such as Health Care, Technology, and Services reassures us that the U.S. remains in an expansionary mode and any thoughts of recession appear to be inaccurate. The notion that the U.S. should be growing at a much faster pace would most likely require fiscal reforms targeted at corporate tax rates and government spending. We believe the Federal Reserve will continue to act in a measured way preferring to allow inflation to overshoot rather than deter it too early.

Other Central Banks are more complex relative to the Federal Reserve. The Bank of Japan and European Central Bank both increased their quantitative easing programs during the first quarter of 2016, only to see their respective currencies appreciate, putting a strain on company earnings and their equity markets. We believe QE will continue and with it, volatility will be created in equities and fixed-income as currency exchange rates and interest rates adjust. We continue to monitor fixed-income closely, with liquidity concerns and low sovereign rates around the world we are emphasizing a widening of our fixed-income holdings to take advantage of relative yield opportunities.

Finally, the first part of 2016 marked a roller-coaster ride for commodities; which, along with equities, hit lows during the first six weeks of the year only to stage a V-shaped recovery as global growth worries eased during March and April. During volatile times active management is paramount and has provided us the opportunity to pick up bargains in the Energy and MLP space which has and continues to positively contribute to the Portfolios. We feel oil is currently range bound at $45-$55, and it would take renewed global growth or new supply disruptions to move the price much higher in the near term. As oil prices have risen so have gas prices, which can directly affect the consumer; however at levels below $70/barrel we are not concerned about an effect on GDP in the U.S.

While 2-2.5% growth may seem slow, it does represent a much faster growth than a majority of other developed countries worldwide. As we evaluate opportunities across asset classes and geographies we are optimistic that consistent growth domestically, increasing growth in international developed markets, and continued easing monetary policy will provide opportunities. After all, the tortoise seemed slow, but he also won the race.

New Century Portfolio Comments – All Portfolios continue to be managed utilizing a three tier investment thesis consisting of Core, Strategic, and Tactical investments corresponding to initial target holding lengths. We believe this methodology allows all the Portfolios to remain flexible while maximizing our near-term themes, long-term views and tax responsibility.

New Century Capital Portfolio (NCCPX) returned -2.39% versus -1.40% for the Morningstar 85%+ Equity Allocation Category and 0.41% for the Morningstar Aggressive Target Index for the six-months ended April 30th. On a rolling basis, the Portfolio ranks in the top half of the Morningstar 85%+ Equity Allocation Category on a 3- and 5-year basis. Our major themes continue to be secular growth and dividend growth, as well as investments in mid-cap equities. As we look towards the second half of 2016 we are seeing an uptick in economic activity and sentiment in developed international countries which may facilitate an increased allocation. During the trailing six-month period Health Care and small-cap equities came under pressure through mid-February as the drug pricing debate continued to overshadow great revenue growth and new product innovations, especially in cancer and multiple sclerosis treatments. Mid-cap allocations were a positive driver and we continue to be very bullish about our managers and the ability for companies of this size to grow sales and increase efficiencies which translate to improvement on the bottom line. We are very cautious with regards to dividend yield plays and are underweighting Telecom and Utilities sectors. Even in a low yield world we believe those areas have become very pricy and, with that, potentially much more volatile as the Federal Reserve considers further rate hikes. Health Care companies continued to show impressive earnings momentum during Q1 2016 and we see the “clouds” of Valeant and Martin Shrekli clearing. The sector could also benefit from a valuation rotation for U.S. investors. We have slowly been increasing exposures to Value and Energy, but are not foreseeing the same level of gains for Commodities in the second half of 2016 as in Q1 2016.

New Century Balanced Portfolio (NCIPX) returned -0.99% versus 0.03% for the Morningstar Allocation 50%-70% Equity Category and 1.57% for the Morningstar Moderate Target Risk Index for the six-months ended April 30th. The underperformance of the Portfolio versus its peers can be attributed to the January 2016 equity drawdown where our overweight to Health Care and Energy/MLPs were hard hit. The Portfolio has performed well since that drawdown period and we were able to rotate certain positions to create tax-loss carry forwards that could benefit shareholders moving into the second half of 2016. We felt MLPs were sold beyond their fundamental valuations and cash flows and as oil prices decreased we took advantage of this to tactically add to several positions. After long discussions with our MLP managers we feel confident that the fear of distribution reductions was overdone and that individual mid-stream company balance sheets remain healthy. We continue to evaluate opportunities to widen our fixed-income profile including corporate global bonds, and high-yield. During the previous six-months ended April 30th we also added slightly to our alternatives sleeve which has lower correlations to the equity markets and has the potential to mitigate downside risk during volatile times. While still a small part of the overall Portfolio we believe that investments in the low volatility, absolute return, and hedged equity could grow. We continued to benefit from our closed-end fund holdings which were purchased at large discounts to net-asset value and have rebounded nicely.

New Century International Portfolio (NCFPX) returned -3.54% versus -3.11% for the Morningstar Foreign Large Blend Category, -3.07% for the MSCI EAFE Index and -1.75% for the MSCI ACWI ex-U.S. Index for the six-months ended April 30th. During the prior six-months our slight underperformance versus the Morningstar category can largely be attributed to trailing during the V-shaped equity recovery during late February and March. This is in line with our current management style emphasizing greater downside performance versus upside performance as we believe outperformance during market drawdowns is essential to long-term outperformance. Following the surprise increase of quantitative easing by the Bank of Japan in January 2016 we began to trim our currency hedged Japan positions, which were then fully removed as the Yen surprised the markets and appreciated. We feel the Yen has over appreciated and the environment may be right to renew these positions in the future but for now a stronger Yen is a large headwind to Japanese equities and therefore we have reduced our exposure. We are seeing more positive signs in Europe and have been allocating more to the area. We had been underweight Europe relative to Japan, which was a large positive driver during all of 2015. However, the political environment in Europe remains a headwind and we remain cautious until we can move past the UK vote on EU membership. With the oil price rally during the first half of 2016 several emerging market areas such as Brazil and Russia contributed to the MSCI ACWI ex-U.S. Index. We still view these areas as risky due to their dependence on commodities/global growth and their unique political environments and remain underweight in these areas. However, overall we do believe that valuations in emerging markets are favorable and added slightly to our positions.

New Century Alternative Strategies (NCHPX) returned -0.10% versus -1.89% for the Morningstar Multialternative Category for the six-months ended April 30th. Investments in Energy, MLPs, and commodities had a significant positive impact on Portfolio performance as gold and oil rallied during Q1 2016. The Portfolio was rewarded for maintaining and adding to its MLP investments at depressed valuations, which rebounded as prices increased dramatically beginning in mid-February with the rising price of oil and as the threat of distribution cuts faded. The Portfolio’s positions in market neutral and managed futures funds were flat. We continue to hold these for their low correlation to equity markets. Long/Short equity funds had a positive return despite the flat domestic equity market. Domestic and multisector fixed-income funds were positive contributors to performance, while global fixed-income had a negative return due in part to the strengthening U.S. dollar. During the last quarter, the Portfolio closed positions in certain fixed-income closed-end funds whose historically wide discounts to their net asset value narrowed. We will continue to take a disciplined approach to create a broadly diversified, low volatility portfolio with multiple sources of return, and containing both inflation and market hedged investments.

We appreciate and thank you for your trust in New Century Portfolios.

Sincerely,

Nicole M. Tremblay, Esq. President, CEO	Matthew I. Solomon Portfolio Manager	Ronald A. Sugameli Portfolio Manager

Investors should take into consideration the investment objectives, risks, charges and expenses of the New Century Portfolios carefully before investing. The prospectus contains these details and other information and should be read carefully before investing. Principal value of an investment will fluctuate and shares when redeemed may be worth more or less than your original investment. Past performance is not indicative of future results. Portfolio holdings and opinions expressed herein are subject to change.

[i]	New Century Capital Portfolio was moved to the Morningstar Aggressive Target Index and 85%+ Equity Allocation Category effective April 30, 2016.

ii	Morningstar renamed the “Moderate Allocation” Category to the Allocation 50%-70% Equity Category effective, April 30, 2016.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO INFORMATION
April 30, 2016 (Unaudited)

Asset Allocation(% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Vanguard Dividend Growth Fund - Investor Shares	8.1%
Vanguard 500 Index Fund - Admiral Shares	7.4%
Putnam Equity Income Fund - Class Y	7.1%
American Funds AMCAP Fund - Class A	4.8%
Glenmede Large Cap Growth Portfolio	4.5%
Glenmede Large Cap Core Portfolio	4.3%
MFS Growth Fund - Class I	4.2%
DFA U.S. Large Company Portfolio - Institutional Class	4.0%
JPMorgan Value Advantage Fund - Institutional Class	3.8%
iShares MSCI USA Minimum Volatility ETF	3.8%

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

INVESTMENT COMPANIES — 99.2%	Shares	Value
Large-Cap Funds — 66.9%
American Funds AMCAP Fund - Class A (b)	175,951	$4,643,350
ClearBridge Aggressive Growth Fund - Class I (b)	9,803	1,957,010
DFA U.S. Large Cap Value Portfolio - Institutional Class	20,856	657,183
DFA U.S. Large Company Portfolio - Institutional Class	238,186	3,846,702
Glenmede Large Cap Core Portfolio	192,075	4,162,262
Glenmede Large Cap Growth Portfolio	180,073	4,370,378
iShares MSCI USA Minimum Volatility ETF (a)	83,200	3,641,664
iShares S&P 500 Growth ETF (a)	25,200	2,885,904
iShares S&P 500 Value ETF (a)	27,605	2,531,931
JPMorgan Value Advantage Fund - Institutional Class	129,886	3,706,958
Loomis Sayles Growth Fund - Class Y	215,016	2,483,440
MFS Growth Fund - Class I (b)	55,260	4,012,459
Putnam Equity Income Fund - Class Y	352,800	6,907,821
Sterling Capital Special Opportunities Fund - Institutional Shares	98,875	2,191,063
Vanguard 500 Index Fund - Admiral Shares	37,490	7,150,162
Vanguard Dividend Growth Fund - Investor Shares	337,220	7,789,791
Wells Fargo Advantage Growth Fund - Institutional Class	38,278	1,700,714
		64,638,792
Sector Funds — 17.0%
Fidelity Select Health Care Portfolio	13,147	2,487,851
Financial Select Sector SPDR Fund (a)	100,000	2,331,000
iShares Nasdaq Biotechnology ETF (a)	3,500	937,825
iShares U.S. Energy ETF (a)	63,400	2,406,030
PowerShares Dynamic Pharmaceuticals Portfolio (a)	30,000	1,864,200
SPDR S&P Regional Banking ETF (a)	19,900	802,965
T. Rowe Price Global Technology Fund	109,288	1,454,627
Technology Select Sector SPDR Fund (a)	30,000	1,263,900
Vanguard Consumer Discretionary ETF (a)	15,000	1,859,100
Vanguard Consumer Staples Index Fund - Admiral Shares	16,195	1,069,017
		16,476,515
Mid-Cap Funds — 7.7%
Congress Mid Cap Growth Fund - Institutional Class	147,208	2,203,706
iShares S&P Mid-Cap 400 Growth ETF (a)	7,600	1,243,284
John Hancock Disciplined Value Mid Cap Fund - Class I	108,396	2,107,217
SPDR S&P MidCap 400 ETF Trust (a)	7,102	1,888,067
		7,442,274
International Funds — 6.2%
JOHCM International Select Fund - Class I	78,506	1,442,945
John Hancock International Growth Fund - Class I	111,885	2,341,745
MFS International Value Fund - Class I	59,806	2,196,666
		5,981,356

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES — 99.2% (Continued)	Shares	Value
Small-Cap Funds — 1.4%
Hodges Small Cap Fund - Institutional Class (b)	14,912	$271,394
WisdomTree SmallCap Dividend ETF (a)	15,000	1,050,450
		1,321,844

Total Investment Companies (Cost $76,651,836)		$95,860,781

MONEY MARKET FUNDS — 0.5%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.36% (c) (Cost $442,507)	442,507	$442,507

Total Investments at Value — 99.7% (Cost $77,094,343)		$96,303,288

Other Assets in Excess of Liabilities — 0.3%		337,430

Net Assets — 100.0%		$96,640,718

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	The rate shown is the 7-day effective yield as of April 30, 2016.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO INFORMATION
April 30, 2016 (Unaudited)

Asset Allocation(% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
JPMorgan Value Advantage Fund - Institutional Class	6.4%
iShares Core S&P 500 ETF	6.0%
American Funds AMCAP Fund - Class A	5.2%
Dodge & Cox Income Fund	5.2%
PIMCO Income Fund - Institutional Class	5.1%
SPDR S&P MidCap 400 ETF Trust	5.0%
John Hancock Disciplined Value Fund - Class I	4.7%
First Eagle Global Fund - Class A	4.1%
Western Asset Core Plus Bond Fund - Class I	4.0%
Harding, Loevner International Equity Portfolio - Institutional Class	3.7%

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

INVESTMENT COMPANIES — 95.9%	Shares	Value
Large-Cap Funds — 29.3%
American Funds AMCAP Fund - Class A (b)	113,528	$2,995,999
ClearBridge Aggressive Growth Fund - Class I (b)	5,873	1,172,470
DFA U.S. Large Cap Growth Fund - Institutional Class	94,639	1,387,404
iShares Core S&P 500 ETF (a)	16,600	3,442,342
John Hancock Disciplined Value Fund - Class I	155,092	2,712,553
JPMorgan Hedged Equity Fund - Select Class	90,002	1,449,035
JPMorgan Value Advantage Fund - Institutional Class	129,022	3,682,284
		16,842,087
Fixed Income/Multi-Sector Bond Funds — 23.3%
Angel Oak Multi-Strategy Income Fund - Class I	99,924	1,107,161
BlackRock Strategic Income Opportunities Portfolio - Institutional Shares	209,744	2,038,712
Dodge & Cox Income Fund	218,365	2,980,687
Loomis Sayles Bond Fund - Institutional Class	147,790	1,995,171
PIMCO Income Fund - Institutional Class	246,427	2,920,160
Western Asset Core Plus Bond Fund - Class I	197,599	2,311,907
		13,353,798
International Funds — 15.4%
Dodge & Cox International Stock Fund	11,040	401,413
First Eagle Global Fund - Class A	43,159	2,371,585
Harding, Loevner International Equity Portfolio - Institutional Class	121,756	2,125,863
JOHCM International Select Fund - Class I	12,912	237,329
John Hancock International Growth Fund - Class I	71,990	1,506,759
Lazard Global Listed Infrastructure Portfolio - Institutional Shares	116,267	1,647,503
WisdomTree Europe SmallCap Dividend Fund (a)	10,000	572,500
		8,862,952
Sector Funds — 11.6%
Alerian MLP ETF (a)	27,000	329,670
Consumer Staples Select Sector SPDR Fund (a)	16,500	862,950
Fidelity Select Health Care Portfolio	5,576	1,055,227
Putnam Absolute Return 500 Fund - Class Y	49,794	527,817
SPDR S&P Regional Banking ETF (a)	25,000	1,008,750
Vanguard Consumer Discretionary ETF (a)	6,000	743,640
Vanguard Global Minimum Volatility Fund - Admiral Shares	70,125	1,606,559
Vanguard Market Neutral - Investor Shares	40,258	490,741
		6,625,354
Mid-Cap Funds — 7.6%
John Hancock Disciplined Value Mid Cap Fund - Class I	76,971	1,496,315
SPDR S&P MidCap 400 ETF Trust (a)	10,780	2,865,863
		4,362,178

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES — 95.9% (Continued)	Shares	Value
Convertible Bond Funds — 4.5%
AllianzGI Convertible & Income Fund II (c)	160,600	$828,696
AllianzGI Convertible Fund - Institutional Class	60,868	1,758,484
		2,587,180
Small-Cap Funds — 2.2%
Brown Capital Management Small Company Fund - Institutional Class (b)	7,184	488,748
iShares S&P Small-Cap 600 Value ETF (a)	6,700	775,391
		1,264,139
High Yield Bond Funds — 2.0%
Loomis Sayles Institutional High Income Fund	93,331	579,585
Western Asset High Income Opportunity Fund, Inc. (c)	120,000	570,000
		1,149,585

Total Investment Companies (Cost $47,615,229)		$55,047,273

STRUCTURED NOTES — 3.8%	Par Value	Value
BNP Paribas Return Enhanced Notes Linked to the Performance of PowerShares S&P 500 Low Volatility Portfolio, due 03/31/2017 (b)	$750,000	$975,128
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (b)	1,250,000	1,217,875
Total Structured Notes (Cost $2,000,000)		$2,193,003

MONEY MARKET FUNDS — 0.4%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.36% (d) (Cost $216,691)	216,691	$216,691

Total Investments at Value — 100.1% (Cost $49,831,920)		$57,456,967

Liabilities in Excess of Other Assets — (0.1%)		(43,967)

Net Assets — 100.0%		$57,413,000

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	Closed-end fund.

(d)	The rate shown is the 7-day effective yield as of April 30, 2016.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO INFORMATION
April 30, 2016 (Unaudited)

Asset Allocation(% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Matthews Japan Fund - Institutional Class	9.1%
MFS International Value Fund - Class I	6.1%
Oakmark International Fund - Class I	6.0%
John Hancock International Growth Fund - Class I	5.5%
Matthews Pacific Tiger Fund - Investor Class	5.2%
Franklin Mutual European Fund - Class A	5.0%
iShares MSCI United Kingdom ETF	4.6%
Invesco European Growth Fund - Class Y	4.4%
Columbia European Equity Fund - Class A	3.4%
T. Rowe Price European Stock Fund	3.1%

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

INVESTMENT COMPANIES — 99.1%	Shares	Value
Diversified Funds — 38.1%
Deutsche X-Trackers MSCI EAFE Hedged Equity ETF (a)	15,000	$384,750
DFA International Small Cap Value Portfolio - Institutional Class	26,272	501,275
Dodge & Cox International Stock Fund	11,003	400,083
Harbor International Fund - Institutional Class	10,964	668,340
iShares MSCI EAFE Minimum Volatility ETF (a)	18,500	1,243,570
Ivy International Core Equity Fund - Class I	67,768	1,109,363
JOHCM International Select Fund - Class I	71,082	1,306,479
John Hancock International Growth Fund - Class I	117,269	2,454,449
Lazard Global Listed Infrastructure Portfolio - Institutional Shares	97,605	1,383,059
MFS International Value Fund - Class I	73,799	2,710,642
Oakmark International Fund - Class I	126,914	2,686,772
Oppenheimer International Small-Mid Company Fund - Class I	28,620	1,050,372
Templeton Institutional Foreign Smaller Companies Series	56,368	1,170,762
		17,069,916
Europe Funds — 37.7%
Columbia European Equity Fund - Class A	241,931	1,521,748
DFA Continental Small Company Fund - Institutional Class	23,787	511,180
Franklin Mutual European Fund - Class A	124,241	2,253,728
Invesco European Growth Fund - Class Y	56,754	1,970,496
iShares MSCI Eurozone ETF (a)	30,000	1,058,100
iShares MSCI France ETF (a)	30,000	742,500
iShares MSCI Germany ETF (a)	52,600	1,379,698
iShares MSCI Ireland Capped ETF (a)	20,000	799,800
iShares MSCI Sweden Index Fund (a)	27,000	816,210
iShares MSCI Switzerland Capped ETF (a)	40,600	1,242,766
iShares MSCI United Kingdom ETF (a)	125,146	2,041,131
T. Rowe Price European Stock Fund	74,342	1,398,381
WisdomTree Europe Hedged Equity Fund (a)	22,000	1,151,700
		16,887,438
Asia/Pacific Funds — 19.0%
iShares MSCI Australia ETF (a)	30,100	599,893
Matthews China Dividend Fund - Investor Class	40,925	556,984
Matthews India Fund - Investor Class	34,821	904,650
Matthews Japan Fund - Institutional Class (b)	215,116	4,097,961
Matthews Pacific Tiger Fund - Investor Class	98,135	2,336,604
		8,496,092

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES — 99.1% (Continued)	Shares	Value
Diversified Emerging Markets Funds — 4.3%
DFA Emerging Markets Core Equity Fund - Institutional Class	29,674	$505,935
iShares MSCI Emerging Markets Index Fund (a)	15,000	515,850
William Blair Emerging Markets Small Cap Growth Fund - Class I (b)	63,152	922,015
		1,943,800

Total Investment Companies (Cost $40,976,078)		$44,397,246

MONEY MARKET FUNDS — 0.9%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.36% (c) (Cost $414,879)	414,879	$414,879

Total Investments at Value — 100.0% (Cost $41,390,957)		$44,812,125

Liabilities in Excess of Other Assets — (0.0%) (d)		(8,815)

Net Assets — 100.0%		$44,803,310

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	The rate shown is the 7-day effective yield as of April 30, 2016.

(d)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO INFORMATION
April 30, 2016 (Unaudited)

Asset Allocation(% of Net Assets)

Top Ten Long-Term Holdings

Security Description	% of Net Assets
Boston Partners Long/Short Research Fund - Institutional Class	6.4%
AQR Long-Short Equity Fund - Class I	6.0%
361 Managed Futures Strategy Fund - Class I	5.9%
Berwyn Income Fund	5.4%
First Eagle Global Fund - Class A	5.2%
Calamos Market Neutral Income Fund - Class A	5.2%
John Hancock Global Absolute Return Strategies Fund - Class I	5.1%
Touchstone Merger Arbitrage Fund - Institutional Class	4.5%
Kellner Merger Fund - Institutional Class	4.3%
Vanguard Market Neutral Fund - Investor Shares	4.0%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS April 30, 2016 (Unaudited)

INVESTMENT COMPANIES — 94.1%	Shares	Value
Long/Short Equity Funds — 20.0%
AQR Long-Short Equity Fund - Class I	404,190	$4,971,536
Boston Partners Long/Short Research Fund - Institutional Class (b)	357,075	5,291,854
Vanguard Market Neutral Fund - Investor Shares	273,817	3,337,835
Weitz Partners III Opportunity Fund - Institutional Class (b)	215,152	3,033,645
		16,634,870
Arbitrage Funds — 17.5%
Calamos Market Neutral Income Fund - Class A	334,198	4,297,788
Kellner Merger Fund - Institutional Class	346,903	3,538,415
The Merger Fund - Investor Class	194,709	2,982,946
Touchstone Merger Arbitrage Fund - Institutional Class (b)	341,006	3,747,659
		14,566,808
Global Macro Funds — 15.1%
First Eagle Global Fund - Class A (b)	78,542	4,315,858
Franklin Mutual Global Discovery Fund - Class Z	75,216	2,212,866
John Hancock Global Absolute Return Strategies Fund - Class I	419,503	4,220,201
MFS Global Alternative Strategy Fund - Class I	177,535	1,782,453
		12,531,378
Managed Futures Funds — 12.4%
361 Managed Futures Strategy Fund - Class I (b)	451,706	4,860,353
AQR Managed Futures Strategy Fund - Class I	329,213	3,334,926
ASG Managed Futures Strategy Fund - Class Y	192,722	2,075,617
		10,270,896
Natural Resources Funds — 7.8%
Alerian MLP ETF (a)	75,000	915,750
ETRACS Alerian MLP Infrastructure Index ETN (e)	35,991	949,083
First Eagle Gold Fund - Class I	52,782	980,161
Oppenheimer SteelPath MLP Select 40 Fund - Class Y (b)	225,699	2,110,281
SPDR Gold Trust (a)(b)(c)	4,800	593,520
Tortoise MLP & Pipeline Fund - Institutional Class	79,208	940,204
		6,488,999
Asset Allocation Funds — 6.6%
Berwyn Income Fund	335,659	4,464,268
FPA Crescent Fund	32,203	1,016,978
		5,481,246
High Yield/Fixed Income Funds — 6.1%
BlackRock Credit Allocation Income Trust (d)	20,000	253,200
PIMCO Income Fund - Institutional Class	129,996	1,540,455
PIMCO Income Strategy Fund II (d)	78,000	699,660
Templeton Global Bond Fund - Class A	11,667	133,470
Templeton Global Income Fund (d)	368,000	2,425,120
		5,051,905

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES — 94.1% (Continued)	Shares	Value
Real Estate Funds — 5.3%
CBRE Clarion Global Real Estate Income Fund (d)	117,500	$924,725
Vanguard REIT ETF (a)	15,000	1,227,450
Versus Capital Multi-Manager Real Estate Income Fund – Class I (f)	64,677	1,752,752
Voya Global Real Estate Fund - Class I	23,627	473,476
		4,378,403
Option Hedged Funds — 3.3%
BlackRock Enhanced Equity Dividend Trust (d)	120,000	908,400
JPMorgan Hedged Equity Fund - Select Class	112,972	1,818,841
		2,727,241

Total Investment Companies (Cost $72,436,789)		$78,131,746

STRUCTURED NOTES — 5.0%	Par Value	Value
JPMorgan Chase & Co., 5 Year Dual Directional Notes Linked to the S&P 500 Index, due 03/31/2021 (b)	$900,000	$900,000
JPMorgan Chase & Co., Certificates of Deposit Linked to the JPMorgan Efficiente Plus DS 5 Index, due 06/23/2020 (b)	1,600,000	1,558,880
JPMorgan Chase & Co., Dual Directional Contingent Buffered Return Enhanced Notes Linked to the EURO STOXX 50 Index, due 12/14/2016 (b)	1,800,000	1,729,440
Total Structured Notes (Cost $4,300,000)		$4,188,320

MONEY MARKET FUNDS — 1.0%	Shares	Value
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.36% (g) (Cost $798,303)	798,303	$798,303

Total Investments at Value — 100.1% (Cost $77,535,092)		$83,118,369

Liabilities in Excess of Other Assets — (0.1%)		(105,996)

Net Assets — 100.0%		$83,012,373

(a)	Exchange-traded fund.

(b)	Non-income producing security.

(c)	For Federal tax purposes, structured as a grantor trust.

(d)	Closed-end fund.

(e)	Exchange-traded note.

(f)	Continuously offered closed-end interval fund.

(g)	The rate shown is the 7-day effective yield as of April 30, 2016.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF ASSETS AND LIABILITIES April 30, 2016 (Unaudited)

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
ASSETS
Investments in securities:
At acquisition cost	$77,094,343	$49,831,920	$41,390,957	$77,535,092
At value (Note 1A)	$96,303,288	$57,456,967	$44,812,125	$83,118,369
Cash	3,571	—	—	5,604
Dividends receivable	245	10,198	113	12,627
Receivable for investment securities sold	535,315	262,613	300,000	—
Receivable for capital shares sold	592	956	681	12,213
Other assets	12,769	8,683	6,983	11,380
TOTAL ASSETS	96,855,780	57,739,417	45,119,902	83,160,193

LIABILITIES
Payable for capital shares redeemed	81,514	250,974	264,266	58,797
Payable to Adviser (Note 2)	78,410	48,516	32,330	54,082
Payable to Distributor (Note 3)	20,636	7,576	5,965	11,377
Other accrued expenses and liabilities	34,502	19,351	14,031	23,564
TOTAL LIABILITIES	215,062	326,417	316,592	147,820

NET ASSETS	$96,640,718	$57,413,000	$44,803,310	$83,012,373

Net assets consist of:
Paid-in capital	$73,689,891	$48,328,191	$41,870,632	$78,026,616
Accumulated net investment income	296,866	13,582	353,902	10,629
Accumulated net realized gains (losses) on investments	3,445,016	1,446,180	(842,392)	(608,149)
Net unrealized appreciation on investments	19,208,945	7,625,047	3,421,168	5,583,277
Net assets	$96,640,718	$57,413,000	$44,803,310	$83,012,373

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,816,033	4,112,945	3,996,733	6,718,250

Net asset value, offering price and redemption price per share (a)	$16.62	$13.96	$11.21	$12.36

(a)	Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF OPERATIONS For the Six Months Ended April 30, 2016 (Unaudited)

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
INVESTMENT INCOME
Dividends	$1,040,691	$1,094,289	$703,524	$1,482,817

EXPENSES
Investment advisory fees (Note 2)	483,713	294,726	232,907	322,086
Distribution fees (Note 3)	119,009	65,103	48,910	85,890
Accounting fees	25,496	20,004	17,720	23,457
Trustees’ fees (Note 2)	24,440	15,089	11,254	21,217
Legal and audit fees	21,909	14,715	11,935	19,258
Administration fees (Note 2)	21,784	14,190	11,038	19,110
Transfer agent fees	14,119	11,074	9,807	13,000
Custody and bank service fees	9,807	7,229	6,164	9,670
Insurance expense	5,141	3,272	2,602	4,592
Postage & supplies	2,734	1,921	1,882	2,441
Other expenses	15,657	8,398	5,644	7,501
Total expenses	743,809	455,721	359,863	528,222
Less fee reductions by the Adviser (Note 2)	—	—	(10,503)	—
Net expenses	743,809	455,721	349,360	528,222

NET INVESTMENT INCOME	296,882	638,568	354,164	954,595

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investments	883,216	311,114	(1,572,250)	(1,334,208)
Capital gain distributions from regulated investment companies	2,562,051	1,282,158	823,568	841,585
Net change in unrealized appreciation (depreciation) on investments	(6,500,782)	(3,134,099)	(1,400,580)	(766,282)

NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(3,055,515)	(1,540,827)	(2,149,262)	(1,258,905)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,758,633)	$(902,259)	$(1,795,098)	$(304,310)

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS

	New Century Capital Portfolio
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
FROM OPERATIONS
Net investment income	$296,882	$103,600
Net realized gains from security transactions	883,216	6,439,711
Capital gain distributions from regulated investment companies	2,562,051	3,649,047
Net change in unrealized appreciation (depreciation) on investments	(6,500,782)	(8,731,786)
Net increase (decrease) in net assets from operations	(2,758,633)	1,460,572

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(38,209)	—
From net realized gains on security transactions (Note 1E)	(9,727,080)	(14,111,794)
Decrease in net assets from distributions to shareholders	(9,765,289)	(14,111,794)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	702,087	2,018,578
Proceeds from redemption fees collected (Note 1B)	16	450
Net asset value of shares issued in reinvestment of distributions to shareholders	9,343,709	13,577,593
Payments for shares redeemed	(8,573,789)	(10,206,553)
Net increase in net assets from capital share transactions	1,472,023	5,390,068

TOTAL DECREASE IN NET ASSETS	(11,051,899)	(7,261,154)

NET ASSETS
Beginning of period	107,692,617	114,953,771
End of period	$96,640,718	$107,692,617

ACCUMULATED NET INVESTMENT INCOME	$296,866	$38,193

CAPITAL SHARE ACTIVITY
Shares sold	41,152	103,562
Shares reinvested	556,504	720,297
Shares redeemed	(513,691)	(525,929)
Net increase in shares outstanding	83,965	297,930
Shares outstanding, beginning of period	5,732,068	5,434,138
Shares outstanding, end of period	5,816,033	5,732,068

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS

	New Century Balanced Portfolio
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
FROM OPERATIONS
Net investment income	$638,568	$794,378
Net realized gains from security transactions	311,114	2,011,401
Capital gain distributions from regulated investment companies	1,282,158	1,886,686
Net change in unrealized appreciation (depreciation) on investments	(3,134,099)	(6,100,130)
Net decrease in net assets from operations	(902,259)	(1,407,665)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(632,267)	(819,672)
From net realized gains on security transactions (Note 1E)	(3,890,567)	(4,869,042)
Decrease in net assets from distributions to shareholders	(4,522,834)	(5,688,714)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	612,165	3,042,189
Proceeds from redemption fees collected (Note 1B)	—	69
Net asset value of shares issued in reinvestment of distributions to shareholders	4,229,591	5,346,443
Payments for shares redeemed	(9,779,463)	(7,253,329)
Net increase (decrease) in net assets from capital share transactions	(4,937,707)	1,135,372

TOTAL DECREASE IN NET ASSETS	(10,362,800)	(5,961,007)

NET ASSETS
Beginning of period	67,775,800	73,736,807
End of period	$57,413,000	$67,775,800

ACCUMULATED NET INVESTMENT INCOME	$13,582	$7,281

CAPITAL SHARE ACTIVITY
Shares sold	43,899	194,377
Shares reinvested	305,606	345,600
Shares redeemed	(711,034)	(455,573)
Net increase (decrease) in shares outstanding	(361,529)	84,404
Shares outstanding, beginning of period	4,474,474	4,390,070
Shares outstanding, end of period	4,112,945	4,474,474

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS

	New Century International Portfolio
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
FROM OPERATIONS
Net investment income	$354,164	$621,830
Net realized gains (losses) from security transactions	(1,572,250)	3,643,254
Capital gain distributions from regulated investment companies	823,568	1,358,019
Net change in unrealized appreciation (depreciation) on investments	(1,400,580)	(5,462,919)
Net increase (decrease) in net assets from operations	(1,795,098)	160,184

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(373,058)	(642,401)
From net realized gains on security transactions (Note 1E)	(5,094,715)	(6,041,792)
Decrease in net assets from distributions to shareholders	(5,467,773)	(6,684,193)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,247,797	2,686,446
Proceeds from redemption fees collected (Note 1B)	—	363
Net asset value of shares issued in reinvestment of distributions to shareholders	5,263,023	6,541,948
Payments for shares redeemed	(7,432,518)	(5,789,633)
Net increase (decrease) in net assets from capital share transactions	(921,698)	3,439,124

TOTAL DECREASE IN NET ASSETS	(8,184,569)	(3,084,885)

NET ASSETS
Beginning of period	52,987,879	56,072,764
End of period	$44,803,310	$52,987,879

ACCUMULATED NET INVESTMENT INCOME	$353,902	$372,796

CAPITAL SHARE ACTIVITY
Shares sold	117,648	196,264
Shares reinvested	461,669	507,915
Shares redeemed	(625,519)	(423,665)
Net increase (decrease) in shares outstanding	(46,202)	280,514
Shares outstanding, beginning of period	4,042,935	3,762,421
Shares outstanding, end of period	3,996,733	4,042,935

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS STATEMENTS OF CHANGES IN NET ASSETS

	New Century Alternative Strategies Portfolio
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015
FROM OPERATIONS
Net investment income	$954,595	$1,147,214
Net realized gains (losses) from security transactions	(1,334,208)	1,604,506
Capital gain distributions from regulated investment companies	841,585	2,356,058
Net change in unrealized appreciation (depreciation) on investments	(766,282)	(8,560,792)
Net decrease in net assets from operations	(304,310)	(3,453,014)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income (Note 1E)	(698,410)	(1,227,530)
From net realized gains on security transactions (Note 1E)	(477,295)	—
Decrease in net assets from distributions to shareholders	(1,175,705)	(1,227,530)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,185,788	7,355,390
Proceeds from redemption fees collected (Note 1B)	420	2,417
Net asset value of shares issued in reinvestment of distributions to shareholders	1,142,885	1,192,680
Payments for shares redeemed	(10,961,005)	(32,292,139)
Net decrease in net assets from capital share transactions	(8,631,912)	(23,741,652)

TOTAL DECREASE IN NET ASSETS	(10,111,927)	(28,422,196)

NET ASSETS
Beginning of period	93,124,300	121,546,496
End of period	$83,012,373	$93,124,300

ACCUMULATED NET INVESTMENT INCOME (LOSS)	$10,629	$(245,556)

CAPITAL SHARE ACTIVITY
Shares sold	98,370	567,487
Shares reinvested	94,297	92,099
Shares redeemed	(903,357)	(2,483,406)
Net decrease in shares outstanding	(710,690)	(1,823,820)
Shares outstanding, beginning of period	7,428,940	9,252,760
Shares outstanding, end of period	6,718,250	7,428,940

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2016		Years Ended October 31,
	(Unaudited)		2015	2014	2013		2012	2011
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$18.79		$21.15	$20.81	$17.55		$16.11	$15.41

Income (loss) from investment operations:
Net investment income (loss)	0.05		0.02	(0.01)	(0.00	)(a)	(0.01)	(0.04)
Net realized and unrealized gains (losses) on investments	(0.48)		0.24	2.29	4.11		1.54	0.74
Total from investment operations	(0.43)		0.26	2.28	4.11		1.53	0.70

Less distributions:
Distributions from net investment income	(0.01)		—	—	—		—	—
Distributions from net realized gains	(1.73)		(2.62)	(1.94)	(0.85)		(0.09)	—
Total distributions	(1.74)		(2.62)	(1.94)	(0.85)		(0.09)	—

Proceeds from redemption fees collected (Note 1B)	0.00	(a)	0.00 (a)	0.00 (a)	0.00	(a)	—	—

Net asset value, end of period	$16.62		$18.79	$21.15	$20.81		$17.55	$16.11

TOTAL RETURN (b)	(2.39	%)(c)	1.20%	11.53%	24.45%		9.57%	4.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$96,641		$107,693	$114,954	$112,828		$87,664	$88,602

Ratio of expenses to average net assets (d)	1.50	%(f)	1.44%	1.41%	1.43%		1.46%	1.42%

Ratio of net investment income (loss) to average net assets (e)	0.60	%(f)	0.09%	(0.06%)	(0.00%)		(0.05%)	(0.25%)

Portfolio turnover	33	%(c)	32%	26%	28%		7%	60%

(a)	Amount rounds to less than $0.01 per share.

(b)

Total return is a measure of the change in the value of an investment in the Portfolio over the period covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)	The ratios of expenses to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests (Note 2).

(e)	Recognition of net investment income (loss) by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2016		Years Ended October 31,
	(Unaudited)		2015	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$15.15		$16.80	$16.68	$14.56	$13.59	$13.22

Income (loss) from investment operations:
Net investment income	0.15		0.19	0.15	0.18	0.17	0.20
Net realized and unrealized gains (losses) on investments	(0.31)		(0.51)	1.10	2.12	0.97	0.37
Total from investment operations	(0.16)		(0.32)	1.25	2.30	1.14	0.57

Less distributions:
Distributions from net investment income	(0.14)		(0.19)	(0.19)	(0.18)	(0.17)	(0.20)
Distributions from net realized gains	(0.89)		(1.14)	(0.94)	—	—	—
Total distributions	(1.03)		(1.33)	(1.13)	(0.18)	(0.17)	(0.20)

Proceeds from redemption fees collected (Note 1B)	—		0.00 (a)	—	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value, end of period	$13.96		$15.15	$16.80	$16.68	$14.56	$13.59

TOTAL RETURN (b)	(0.99	%)(c)	(2.04%)	7.81%	15.97%	8.54%	4.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$57,413		$67,776	$73,737	$71,457	$66,826	$64,582

Ratio of expenses to average net assets (d)	1.47	%(f)	1.40%	1.40%	1.43%	1.45%	1.43%

Ratio of net investment income to average net assets (e)	2.06	%(f)	1.11%	0.88%	1.17%	1.18%	1.39%

Portfolio turnover	16	%(c)	33%	16%	21%	13%	17%

(a)	Amount rounds to less than $0.01 per share.

(b)

Total return is a measure of the change in the value of an investment in the Portfolio over the period covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)	The ratios of expenses to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests (Note 2).

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2016		Years Ended October 31,
	(Unaudited)		2015	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.11		$14.90	$16.24	$13.92	$13.41	$14.53

Income (loss) from investment operations:
Net investment income	0.10		0.16	0.11	0.11	0.15	0.10
Net realized and unrealized gains (losses) on investments	(0.54)		(0.13)	(0.22)	2.37	0.46	(1.14)
Total from investment operations	(0.44)		0.03	(0.11)	2.48	0.61	(1.04)

Less distributions:
Distributions from net investment income	(0.10)		(0.17)	(0.10)	(0.16)	(0.10)	(0.08)
Distributions from net realized gains	(1.36)		(1.65)	(1.13)	—	—	—
Total distributions	(1.46)		(1.82)	(1.23)	(0.16)	(0.10)	(0.08)

Proceeds from redemption fees collected (Note 1B)	—		0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value, end of period	$11.21		$13.11	$14.90	$16.24	$13.92	$13.41

TOTAL RETURN (b)	(3.54	%)(c)	0.45%	(0.89%)	17.95%	4.60%	(7.22%)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$44,803		$52,988	$56,073	$62,708	$57,266	$61,262

Ratios of expenses to average net assets:
Before fee reductions (Note 2) (d)	1.55	%(f)	1.50%	1.47%	1.43%	1.50%	1.46%
After fee reductions (Note 2) (d)	1.50	%(f)	1.50%	1.47%	1.43%	1.50%	1.46%

Ratios of net investment income to average net assets:
Before fee reductions (Note 2) (e)	1.48	%(f)	1.12%	0.66%	0.67%	1.03%	0.63%
After fee reductions (Note 2) (e)	1.53	%(f)	1.12%	0.66%	0.67%	1.03%	0.63%

Portfolio turnover	24	%(c)	54%	22%	32%	4%	13%

(a)	Amount rounds to less than $0.01 per share.

(b)

Total return is a measure of the change in the value of an investment in the Portfolio over the period covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)	The ratios of expenses to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests (Note 2).

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2016		Years Ended October 31,
	(Unaudited)		2015	2014	2013	2012	2011
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$12.54		$13.14	$13.02	$12.24	$11.80	$11.87

Income (loss) from investment operations:
Net investment income	0.13		0.12	0.09	0.05	0.14	0.17
Net realized and unrealized gains (losses) on investments	(0.14)		(0.58)	0.11	0.80	0.47	(0.09)
Total from investment operations	(0.01)		(0.46)	0.20	0.85	0.61	0.08

Less distributions:
Distributions from net investment income	(0.10)		(0.14)	(0.08)	(0.07)	(0.17)	(0.15)
Distributions from net realized gains	(0.07)		—	—	—	—	—
Total distributions	(0.17)		(0.14)	(0.08)	(0.07)	(0.17)	(0.15)

Proceeds from redemption fees collected (Note 1B)	0.00	(a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)	0.00 (a)

Net asset value, end of period	$12.36		$12.54	$13.14	$13.02	$12.24	$11.80

TOTAL RETURN (b)	(0.10	%)(c)	(3.56%)	1.53%	6.99%	5.26%	0.62%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s)	$83,012		$93,124	$121,546	$123,411	$117,272	$114,841

Ratio of expenses to average net assets (d)	1.23	%(f)	1.19%	1.14%	1.13%	1.11%	1.09%

Ratio of net investment income to average net assets (e)	2.23	%(f)	1.07%	0.66%	0.39%	1.15%	1.48%

Portfolio turnover	19	%(c)	40%	29%	25%	32%	31%

(a)	Amount rounds to less than $0.01 per share.

(b)

Total return is a measure of the change in the value of an investment in the Portfolio over the period covered, which assumes dividends or capital gains distributions, if any, are reinvested in shares of the Portfolio. Returns shown do not reflect the taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.

(d)	The ratios of expenses to average net assets do not reflect the Portfolio’s proportionate share of expenses of the underlying investment companies in which the Portfolio invests (Note 2).

(e)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(f)	Annualized.

See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
April 30, 2016 (Unaudited)

(1)	SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios (“New Century”) is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of four series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the “Portfolios” and each, a “Portfolio”). New Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the “Adviser”), a wholly-owned subsidiary of The Washington Trust Company, serves as the investment adviser to each Portfolio. Weston Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Washington Trust Bancorp, Inc., which is the parent company of The Washington Trust Company, serves as the distributor and principal underwriter to each Portfolio.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of other registered investment companies, including exchange-traded funds (“ETFs”), that emphasize investments in equity securities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of other registered investment companies, including ETFs, that emphasize investments in equity securities (domestic and foreign), fixed income (domestic and foreign), or in a composite of such securities. This Portfolio maintains at least 25% of its assets in fixed income securities by selecting registered investment companies that invest in such securities.

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies, including ETFs, which emphasize investments in equities but which focus on securities in foreign and emerging markets, and with less emphasis on securities in domestic markets.

The investment objective of New Century Alternative Strategies Portfolio is to provide total return while managing risk. This Portfolio seeks to achieve its objective by focusing on total return while managing volatility and risk. In addition, the Portfolio will continue to invest primarily in shares of other registered investment companies, including ETFs and closed-end funds, that emphasize alternative strategies which generally have low correlation to the securities in the S&P 500 Composite Index.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016 (Unaudited)

The net asset value per share of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, each Portfolio follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Investment Valuation

Investments in shares of other open-end investment companies are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus. The Portfolios may also invest in closed-end investment companies, ETFs, and to a certain extent, directly in securities when the Adviser deems it appropriate. Investments in closed-end investment companies, ETFs and direct investments in securities are valued at market prices, as described in the paragraph below.

Investments in securities traded on a national securities exchange or included in NASDAQ are generally valued at the last reported sales price, the closing price or the official closing price; and securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. It is expected that fixed income securities will ordinarily be traded in the over-the-counter market. When market quotations are not readily available, fixed income securities may be valued on the basis of prices provided by an independent pricing service. Other assets and securities for which no quotations are readily available or for which quotations the Adviser believes do not reflect market value are valued at their fair value as determined in good faith by the Adviser under the procedures established by the Board of Trustees, and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Factors considered in determining the value of portfolio investments subject to fair value determination include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; thinness of market; the size of reported trades; a temporary lapse in the provision of prices by any reliable pricing source; and actions of the securities or future markets, such as the suspension or limitation of trading.

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2016 (Unaudited)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Structured Notes held by New Century Balanced and New Century Alternative Strategies Portfolios are typically classified as Level 2 since the values for such securities are customarily based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, underlying index values and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level of the fair value hierarchy within which the fair value measurement of that security is determined to fall in its entirety is the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Portfolio’s investments by security type as of April 30, 2016:

New Century Capital Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$95,860,781	$—	$—	$95,860,781
Money Market Funds	442,507	—	—	442,507
Total	$96,303,288	$—	$—	$96,303,288

New Century Balanced Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$55,047,273	$—	$—	$55,047,273
Structured Notes	—	2,193,003	—	2,193,003
Money Market Funds	216,691	—	—	216,691
Total	$55,263,964	$2,193,003	$—	$57,456,967

NEW CENTURY PORTFOLIOS NOTES TO FINANCIAL STATEMENTS (Continued) April 30, 2016 (Unaudited)

New Century International Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$44,397,246	$—	$—	$44,397,246
Money Market Funds	414,879	—	—	414,879
Total	$44,812,125	$—	$—	$44,812,125

New Century Alternative Strategies Portfolio
	Level 1	Level 2	Level 3	Total
Investment Companies	$78,131,746	$—	$—	$78,131,746
Structured Notes	—	4,188,320	—	4,188,320
Money Market Funds	798,303	—	—	798,303
Total	$78,930,049	$4,188,320	$—	$83,118,369

Refer to each Portfolio’s Schedule of Investments for a listing of the securities using Level 1 and Level 2 inputs. As of April 30, 2016, the Portfolios did not have any transfers into and out of any Level. In addition, the Portfolios did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30, 2016. It is the Portfolios’ policy to recognize transfers into and out of any Level at the end of the reporting period.

B.	Share Valuation

The net asset value per share of each Portfolio is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2% if redeemed within 30 days of the date of purchase. This redemption fee applies to all shareholders and accounts; however, each Portfolio reserves the right to waive such redemption fees on employer sponsored retirement accounts. No redemption fee is imposed on the exchange of shares among the various Portfolios of the Trust, the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the periods ended April 30, 2016 and October 31, 2015, proceeds from redemption fees totaled $16 and $450, respectively, for New Century Capital Portfolio; $0 and $69, respectively, for New Century Balanced Portfolio; $0 and $363, respectively, for New Century International Portfolio; and $420 and $2,417, respectively, for New Century Alternative Strategies Portfolio. Any redemption fees collected are credited to paid-in capital of the applicable Portfolio.

C.	Investment Transactions

Investment transactions are recorded on a trade date basis for financial reporting purposes. Gains and losses on securities sold are determined on a specific identification method.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016 (Unaudited)

D.	Income Recognition

Interest income, if any, is accrued on portfolio investments daily. Dividend income and realized capital gain distributions are recorded on the ex-dividend date or as soon as the information is available if after the ex-dividend date.

E.	Distributions to Shareholders

Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually to shareholders of New Century Capital and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed annually. Income distributions and realized capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions paid during the periods ended April 30, 2016 and October 31, 2015 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
New Century Capital Portfolio
April 30, 2016	$38,209	$9,727,080	$9,765,289
October 31, 2015	$—	$14,111,794	$14,111,794
New Century Balanced Portfolio
April 30, 2016	$632,267	$3,890,567	$4,522,834
October 31, 2015	$912,546	$4,776,168	$5,688,714
New Century International Portfolio
April 30, 2016	$373,058	$5,094,715	$5,467,773
October 31, 2015	$699,568	$5,984,625	$6,684,193
New Century Alternative Strategies Portfolio
April 30, 2016	$698,410	$477,295	$1,175,705
October 31, 2015	$1,227,530	$—	$1,227,530

F.	Cost of Operations

The Portfolios bear all costs of their operations other than expenses specifically assumed by the Adviser. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016 (Unaudited)

G.	Use of Estimates

In preparing financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)	INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND TRUSTEES’ FEES

Each Portfolio has entered into an Investment Advisory Agreement with the Adviser. Investment advisory fees for each Portfolio are computed daily and paid monthly. The investment advisory fees for New Century Capital Portfolio are computed at an annualized rate of 1.00% (100 basis points) on the first $75 million of average daily net assets and 0.75% (75 basis points) of average daily net assets exceeding that amount. The investment advisory fees for each of New Century Balanced Portfolio and New Century International Portfolio are computed at an annualized rate of 1.00% (100 basis points) on the first $50 million of average daily net assets and 0.75% (75 basis points) of average daily net assets exceeding that amount. The investment advisory fees for New Century Alternative Strategies Portfolio are computed at an annualized rate of 0.75% (75 basis points) of average daily net assets. The advisory fees are calculated based on the net assets of each Portfolio separately, and not on the total net assets of the Portfolios combined. Prior to March 1, 2016, the investment advisory fee for each of New Century Capital and New Century International Portfolios were computed at an annualized rate of 1.00% (100 basis points) on the first $100 million of average daily net assets and 0.75% (75 basis points) of average daily net assets exceeding that amount.

The Adviser has contractually agreed to limit the total expenses of each Portfolio (excluding interest, taxes, brokerage, acquired fund fees and expenses and extraordinary expenses) to an annual rate of 1.50% of average net assets. The limitation on total expenses does not include a Portfolio’s proportionate share of expenses of the underlying investment companies (i.e. acquired fund fees and expenses) in which such Portfolio invests. This contractual agreement is in place until March 1, 2017. In connection therewith, during the six months ended April 30, 2016, the Adviser reduced advisory fees for the New Century International Portfolio by $10,503. No advisory fee reductions were necessary for New Century Capital, New Century Balanced or New Century Alternative Strategies Portfolios.

Any advisory fee reductions and/or any other operating expenses absorbed by the Adviser pursuant to the expense limitation agreement shall be reimbursed by a Portfolio to the Adviser, if so requested by the Adviser, provided the aggregate amount of such Portfolio’s current total operating expenses for such year does not exceed the applicable existing limitation on Portfolio expenses, and further provided the reimbursement is made within three years after the end of the fiscal year in which the fee reduction or expense reimbursement was made.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016 (Unaudited)

As of April 30, 2016, the amount available for reimbursement that has been reduced by the Adviser on behalf of New Century International Portfolio is $10,503. As of April 30, 2016, the Adviser may recapture a portion of such amount no later than the date as stated below:

October 31, 2019
New Century International Portfolio	$10,503

No reimbursements have been required for the New Century Capital, New Century Balanced or New Century Alternative Strategies Portfolios.

Fees paid by the Portfolios pursuant to an Administration Agreement with the Adviser to administer the ordinary course of the Portfolios’ business are paid monthly based on actual expenses incurred in the oversight of the Portfolios’ affairs.

The Portfolios pay each Independent Trustee who is not affiliated with the Adviser a $12,000 annual retainer, paid quarterly, and a per-meeting fee of $7,000 for each Board meeting attended by the Independent Trustee, whether regularly scheduled or a “special” meeting, and a per-meeting fee of $2,000 for each Audit Committee meeting, whether regularly scheduled or a “special” meeting. The Portfolios will also pay each Independent Trustee who is not affiliated with the Adviser, a $7,000 special Board meeting fee if such meeting is held independently of regularly scheduled. Any Trustee who is affiliated with the Adviser and any officer of New Century does not receive compensation from the Portfolios at this time.

Certain officers and Trustees of New Century are also officers and/or directors of the Adviser and are not paid any fees by the Portfolios for serving in such capacities.

(3)	DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH RELATED PARTIES

The Portfolios have adopted a Distribution Plan (the “Plan”) under Section 12(b) of the Investment Company Act of 1940, as amended, and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to 0.25% (25 basis points) of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not “interested persons” of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the six months ended April 30, 2016, the Distributor received $119,009, $65,103, $48,910 and $85,890 from New Century Capital, New Century Balanced, New Century International and New Century Alternative Strategies Portfolios, respectively, pursuant to the Plan. As described below, these net amounts were offset by the sales commissions and other compensation received by the Distributor.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016 (Unaudited)

During the six months ended April 30, 2016, the Distributor also received sales commissions and other compensation of $5,540, $7,737, $8,688 and $14,558 in connection with the purchase of investment company shares by New Century Capital, New Century Balanced, New Century International and New Century Alternative Strategies Portfolios, respectively. The Distributor has agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation it has received as a result of a Portfolio’s investment in other investment companies.

Certain officers and Trustees of New Century are also officers and/or directors of the Distributor and are not paid any fees by the Portfolios for serving in such capacities.

(4)	INVESTMENT TRANSACTIONS

During the six months ended April 30, 2016, the cost of purchases and the proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, were as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Purchase of investment securities	$32,486,156	$9,911,092	$11,275,377	$16,635,945
Proceeds from sales and maturities of investment securities	$34,617,216	$15,848,876	$14,846,216	$22,079,078

(5)	TAX MATTERS

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Portfolios of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016 (Unaudited)

The tax character of accumulated earnings at April 30, 2016 was as follows:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Accumulated ordinary income	$296,866	$13,582	$353,902	$10,629
Net unrealized appreciation	19,106,801	7,438,685	3,271,930	5,396,456
Other gains (losses)	3,547,160	1,632,542	(693,154)	(421,328)
Total accumulated earnings	$22,950,827	$9,084,809	$2,932,678	$4,985,757

The following information is based upon the federal income tax cost of investment securities as of April 30, 2016:

	New Century Capital Portfolio	New Century Balanced Portfolio	New Century International Portfolio	New Century Alternative Strategies Portfolio
Federal income tax cost	$77,196,487	$50,018,282	$41,540,195	$77,721,913
Gross unrealized appreciation	$19,884,679	$8,400,919	$4,901,466	$7,335,228
Gross unrealized depreciation	(777,878)	(962,234)	(1,629,536)	(1,938,772)
Net unrealized appreciation	$19,106,801	$7,438,685	$3,271,930	$5,396,456

The difference between the federal income tax cost of portfolio investments and the financial statement cost of portfolio investments for each Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Portfolios recognize the tax benefits or expenses of uncertain tax positions only when the positions are “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Portfolios’ tax positions taken on federal income tax returns for the current and all open tax years (tax years ended October 31, 2013 through October 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. Each Portfolio identifies its major tax jurisdiction as U.S. Federal.

(6)	INVESTMENT IN OTHER INVESTMENT COMPANIES

The Portfolios are funds of funds which invest primarily in the shares of registered open-end and closed-end investment companies, including ETFs. Thus, each Portfolio is affected by the performance of those companies. Investing in investment companies does not eliminate investment risk.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2016 (Unaudited)

Closed-end investment companies and ETFs trade on securities exchanges, and the market price for which such securities trade may not correspond exactly with the net asset value of the investment company. In addition, a closed-end investment company may trade infrequently, with small volume and at a discount to the net asset value, which may affect the Portfolio’s ability to sell shares of such company at a reasonable price. Further, ETFs which hold securities included in a particular index will not be able to perfectly replicate the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities.

(7)	CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and Trustees for certain liabilities that might arise from the performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

(8)	SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown (November 1, 2015) and held until the end of the period (April 30, 2016).

The table below illustrates each Portfolio’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Portfolio’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with an initial investment of $1,000 in each of the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Portfolios’ ongoing costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions. In addition, the calculations do not reflect the Portfolios’ proportionate shares of expenses of the underlying investment companies in which the Portfolios invest.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIOS’ EXPENSES (Unaudited)
(Continued)

More information about the Portfolios’ expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios’ prospectus.

	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Net Expense Ratio(a)	Expenses Paid During Period(b)
New Century Capital Portfolio
Actual Return	$1,000.00	$ 976.10	1.50%	$7.37
Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,017.40	1.50%	$7.52

New Century Balanced Portfolio
Actual Return	$1,000.00	$ 990.10	1.47%	$7.27
Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,017.55	1.47%	$7.37

New Century International Portfolio
Actual Return	$1,000.00	$ 964.60	1.50%	$7.33
Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,017.40	1.50%	$7.52

New Century Alternative Strategies Portfolio
Actual Return	$1,000.00	$ 999.00	1.23%	$6.11
Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,018.75	1.23%	$6.17

(a)	Annualized, based on the Portfolio’s most recent one-half year expenses.

(b)	Expenses are equal to the Portfolios’ annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS
TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS (Unaudited)

At a regularly scheduled meeting of the Board of Trustees (the “Board”) of New Century Portfolios (the “Trust” and/or “New Century”) held on January 25, 2016, the Board, including a majority of the Independent Trustees, voted to approve amended Investment Advisory Agreements (collectively, the “Advisory Agreements”) on behalf of the New Century Capital Portfolio and New Century International Portfolio (collectively, the “Portfolios”), effective through the remaining portion of the current contract year from March 1, 2016 through October 31, 2016. The purpose of the amended agreements was to reduce certain of the fees charged to the Portfolios with no reduction in the scope or nature of the services provided under the agreements. In approving the amended Advisory Agreements and therefore the proposed new advisory fee structures for the Portfolios, the Board, including a majority of the Independent Trustees, determined that the amended advisory fee structures were fair and reasonable and that the amended Advisory Agreements were in the best interests of the Portfolios and their shareholders. The approval of the amended Advisory Agreements, including the advisory fees proposed in connection with the continuation of agreements, was unanimous and thus included approval by a majority of the Independent Trustees and a majority of the entire Board.

The Board was assisted in their review of the amended Advisory Agreements, by the Chief Compliance Officer (the “CCO”), who also serves as the President and Chief Executive Officer of the Trust, and who is an interested party as defined by the 1940 Act (the “Act”). The CCO provided to the Board per the Trustees request, the following materials to assist in their review and determining whether to approve and the amended Advisory Agreements and the proposed new fee structures for the Portfolios: (i) an expense ratio analysis chart detailing the net and gross expense ratios for each Portfolio (as compared to each Portfolio’s respective Morningstar category and based on various ranges of assets under management); and (ii) expense analysis charts demonstrating fees, expenses and investment performance for the Portfolios (as compared to comparable groups of funds and benchmarks as classified by Morningstar for the period ending June 30, 2015). In their discussion with the CCO, the Board was provided a reasonable basis for the Trustees to conclude that the investment advisory fees proposed in connection with each of the Advisory Agreements were reasonable with respect to the Portfolios.

The CCO reviewed with the Board the Advisor Fee Breakpoints, Rate Changes, and Expense Ratio Analysis for the Portfolios. The CCO discussed the Expense Ratio and Annual Fee Comparison Charts that were provided in the materials as of June 30, 2015, reviewed the analysis of the expense ratios that was conducted to determine the impact on the Trust from a management fee perspective as well as from an Adviser’s perspective; reviewed in detail the breakdown of the different proposals for the Portfolios with the Board, discussing the proposed expense ratio change for the management fees but also the impact with the change in the trustee fee compensation for 2016. The Trustees discussed the proposed new advisory fee structure for the Capital Portfolio, based on $113 million in assets, which would reduce the breakpoint for the Portfolio from 1.00% on the first $100 million to 1.00% on

NEW CENTURY PORTFOLIOS
TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (Continued)

the first $75 million and 0.75% thereafter. The Trustees then discussed the two proposed new advisory fee structures for the International Portfolio, based on $55 million in assets. The Portfolio’s breakpoint would be reduced from 1.00% on the first $100 million to either 1.00% on the first $75 million and 0.75% thereafter or 1.00% on the first $50 million and 0.75% thereafter. The CCO explained that the primary driver for reducing the Portfolios’ breakpoints was to keep the Portfolios competitive in the marketplace and this was a positive step to enhance the success of the Portfolios.

The Board discussed the Portfolios’ performance and reviewed the contractual investment advisory fee rates and considered the Portfolios’ investment advisory fees and total expense ratios individually and in comparison to a group of similarly managed funds with similar investment styles, investment objectives and asset sizes as classified by Morningstar. The CCO further reviewed in detail the Capital and International Portfolios net and gross expense ratios in comparison to a subset of fund-of-fund mutual funds with similar characteristics to the Portfolios as of June 30, 2015, noting that the Expense Ratio Chart shows the average fund expenses on a cap-weighted basis. The CCO explained the difficulty in finding comparable fund-of-funds, and that many fund-of-funds hold inter-family funds, whereas the Portfolios are purchasing and selling funds that have their own expense ratios. The CCO further explained that the expense ratios of the Portfolios have been consistent as compared to other funds of similar size, investment objectives and Morningstar Category classification. The CCO then discussed the manner in which Management is looking to improve performance and grow the assets in the Portfolios and that the expense ratios of the underlying funds in the Portfolios add to the bottom line in terms of the expenses. She explained that they continue to look to make the Portfolios more competitive by trying to reduce the expense ratio of the Portfolios.

The Board next considered whether economies of scale are realized by the Adviser and its affiliates as the Portfolios’ assets increase and the extent to which this is reflected in the level of management fees charged. To support such analysis, the Board reviewed the Portfolios’ gross and net expense ratios and expense caps and noted that certain Portfolio expenses are relatively fixed and unrelated to asset size. The Board confirmed that the Adviser may enjoy some economies of scale as a Portfolio’s assets grow but that these economies of scale are currently being shared equitably by the Adviser, its affiliates, and the Portfolios for the benefit of shareholders.

The Independent Trustee’s counsel reminded the Board of its responsibilities with respect to the approval of the amended investment advisory agreements under federal and state law, noting that Section 15(c) of the Act imposes a duty on all board members to request such information as they believe to be reasonably necessary to evaluate the terms of any investment advisory agreement. He explained that there also is a corresponding duty imposed on the Adviser to provide requested information, and any additional information that the Adviser believes to be reasonably necessary for the Board to evaluate the terms of the Agreements. Counsel explained that Section 15 of that Act generally requires board approval

NEW CENTURY PORTFOLIOS
TRUSTEES’ APPROVAL OF INVESTMENT
ADVISORY AGREEMENTS (Unaudited) (Continued)

and shareholder approval to implement amendments to investment advisory agreements. However, since this proposal would decrease the advisory fee without any diminution of the services provided to the Portfolios, the Trust will be able to rely upon several SEC No-Action Letters that permit an amendment of this type to become effective based solely upon Board approval, without additional shareholder approval, as being sufficient to effect the change to the fee structure so long as there is no change in the nature or caliber of the services provided in respect of the lowered fee. Counsel stated that based upon assurances to the Trustees that there is no change in the services called for under the amended agreements, the Trust may rely upon the SEC No-Action letters. For that reason, a shareholder meeting and vote is not required and having a majority of the Board (including a majority of the trustees who are not interested persons) vote for this proposal is sufficient to allow the reduction in the fees. Counsel also noted that the Trustees and the Independent Trustees should take into account during their respective deliberations not only the information contained in the current Board package, but should also utilize the ongoing information that they consider during the course of the year, such as monthly operations reports, special meetings, or other opportunities to obtain and evaluate information about the Portfolios and the Adviser.

After considering all of the information described above, the Board concluded that the proposed changes to the Capital and International Portfolios’ fee structures were a good decision and a necessary change to keep the Portfolios competitive in the marketplace compared to other funds in the industry that share similar investment strategies. The Board approved the amended Advisory Agreements for the Portfolios for the remaining portion of the current contract year from March 1, 2016 through October 31, 2016 and the new advisory fee structures for the Capital Portfolio of 1.00% on the first $75 million and 0.75% thereafter and for the International Portfolio, 1.00% on the first $50 million and 0.75% thereafter. The Board based its approval upon its evaluation of: (i) the investment performance of the Portfolios and the effect of recent market and economic performance, asset levels and expense ratios of the Portfolios; (ii) the extent to which economies of scale may be realized as the Portfolio assets grow; (iii) whether fee levels reflect any such economies of scales for the benefit of the Portfolios’ shareholders; and (iv) the benefits to the Portfolios of the continuity of the relationship with the Adviser.

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INVESTMENT ADVISER AND ADMINISTRATOR

Weston Financial Group, Inc.

Wellesley, MA

DISTRIBUTOR

Weston Securities Corporation

Wellesley, MA

COUNSEL

Greenberg Traurig, LLP

Philadelphia, PA

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

Philadelphia, PA

TRANSFER AGENT

Ultimus Fund Solutions, LLC

Cincinnati, OH

CUSTODIAN

U.S. Bank, N.A.

Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fees, expenses and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC’s website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q are available without charge upon request by calling 1-888-639-0102, or on the SEC’s website at http://www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]
(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant.  Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders.  Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 100 William Street, Suite 200, Wellesley, Massachusetts 02481-3902.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2)  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	New Century Portfolios

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nicole M. Tremblay
Nicole M. Tremblay, President

Date	July 7, 2016

By (Signature and Title)*		/s/ Stephen G. DaCosta
Stephen G. DaCosta, Treasurer and Principal Financial Officer

Date	July 7, 2016

* Print the name and title of each signing officer under his or her signature.